9. TRANSACTIONS WITH RELATED PARTIES (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade payables due to related parties, current	$ 5,777,642	$ 7,361,779
Trade payables due to related parties, non-current	$ 300,937	292,555
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party	Viñedos Emiliana S.A.
Nature of relationship	By director
Trade payables due to related parties, current	$ 904,622	1,172,595
Trade payables due to related parties, non-current	$ 300,937	292,555
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party	Industria Corchera S.A.
Nature of relationship	Associate
Trade payables due to related parties, current	$ 2,264,950	2,081,751
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party	Excelsior Wine Company
Nature of relationship	Associate
Trade payables due to related parties, current	$ 0	1,040,829
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party	Agricolas Los Alamos Ltda.
Nature of relationship	By manager
Trade payables due to related parties, current	$ 141,864	0
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party	Viña Almaviva S.A.
Nature of relationship	Associate
Trade payables due to related parties, current	$ 7,411	124,611
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party	Los Boldos de Tapihue S.A.
Nature of relationship	By manager
Trade payables due to related parties, current	$ 170,353	0
Related Party 7
Disclosure of transactions between related parties [line items]
Name of related party	Fundación Instituto Profesional DUOC UC
Nature of relationship	By director
Trade payables due to related parties, current	$ 0	989
Related Party 8
Disclosure of transactions between related parties [line items]
Name of related party	Agricolas Las Pircas Ltda
Nature of relationship	By manager
Trade payables due to related parties, current	$ 16,714	0
Related Party 9
Disclosure of transactions between related parties [line items]
Name of related party	Viveros Guillaume Chile S.A.
Nature of relationship	By director
Trade payables due to related parties, current	$ 292,515	286,253
Related Party 10
Disclosure of transactions between related parties [line items]
Name of related party	Agricola Gabriela Ltda.
Nature of relationship	By director
Trade payables due to related parties, current	$ 10,085	411
Related Party 11
Disclosure of transactions between related parties [line items]
Name of related party	Digrans
Nature of relationship	Subsidiary shareholder
Trade payables due to related parties, current	$ 1,727,916	2,212,603
Related Party 12
Disclosure of transactions between related parties [line items]
Name of related party	Digsmer
Nature of relationship	Subsidiary shareholder
Trade payables due to related parties, current	$ 0	13,782
Related Party 13
Disclosure of transactions between related parties [line items]
Name of related party	Inversiones Santa Eliana S.A.
Nature of relationship	By director
Trade payables due to related parties, current	$ 52,051	0
Related Party 14
Disclosure of transactions between related parties [line items]
Name of related party	Escalade Wines & Spirits
Nature of relationship	Associate
Trade payables due to related parties, current	$ 75,209	401,238
Related Party 15
Disclosure of transactions between related parties [line items]
Name of related party	Comercial Greenvic S.A.
Nature of relationship	By director
Trade payables due to related parties, current	$ 858	3,460
Related Party 16
Disclosure of transactions between related parties [line items]
Name of related party	Spumante del Limarí S.A.
Nature of relationship	By director
Trade payables due to related parties, current	$ 0	3,993
Related Party 17
Disclosure of transactions between related parties [line items]
Name of related party	ST Computación
Nature of relationship	By manager
Trade payables due to related parties, current	$ 72,417	11,624
Related Party 18
Disclosure of transactions between related parties [line items]
Name of related party	Soc. Comercial y Promotora La Uva Ltda.
Nature of relationship	By director
Trade payables due to related parties, current	$ 0	1,517
Related Party 19
Disclosure of transactions between related parties [line items]
Name of related party	Sociedad. Agricola. Santa María Ltda.
Nature of relationship	By manager
Trade payables due to related parties, current	$ 35,393	0
Related Party 20
Disclosure of transactions between related parties [line items]
Name of related party	VCT Japón
Nature of relationship	Associate
Trade payables due to related parties, current	$ 914	4,122
Related Party 21
Disclosure of transactions between related parties [line items]
Name of related party	Beer Garden Bellavista SPA
Nature of relationship	Subsidiary shareholder
Trade payables due to related parties, current	$ 291	179
Related Party 22
Disclosure of transactions between related parties [line items]
Name of related party	Inversiones Galilea
Nature of relationship	Subsidiary shareholder
Trade payables due to related parties, current	$ 4,079	$ 1,822